Condensed Consolidated Balance Sheets (Parenthetical) - USD ($)	May 31, 2023	Feb. 28, 2023	Feb. 28, 2022
Accumulated depreciation, revenue earning devices	$ 902,680	$ 778,839	$ 434,661
Accumulated depreciation, fixed assets	227,103	182,002	49,065
Discount of current portion of convertible notes payable		0	0
Discount of current portion of loans payable	1,348,996	1,651,597	14,745
Discount of loans payable	$ 4,973,120	$ 4,130,291	$ 4,905,076
Preferred stock, shares authorized	15,545,650	15,545,650	15,545,650
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value	$ 0.00001	$ 0.00001	$ 0.00001
Common stock, authorized	7,225,000,000	7,225,000,000	7,225,000,000
Common stock, shares, issued	6,129,670,689	5,848,741,599	4,735,210,360
Common stock, shares, outstanding	6,129,670,689	5,848,741,599	4,735,210,360
Series G Preferred Stock [Member]
Preferred stock, shares authorized	100,000	100,000	100,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Series E Preferred Stock [Member]
Preferred stock, shares authorized	4,350,000	4,350,000	4,350,000
Preferred stock, shares issued	3,350,000	3,350,000	3,350,000
Preferred stock, shares outstanding	3,350,000	3,350,000	3,350,000
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Series F Preferred Stock [Member]
Preferred stock, shares authorized	4,350	4,350	4,350
Preferred stock, shares issued	2,533	2,533	2,532
Preferred stock, shares outstanding	2,533	2,533	2,532
Preferred stock, par value	$ 1.00	$ 1.00	$ 1.00